Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	200,000,000	200,000,000	200,000,000	200,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	376,275,500	376,275,500	376,275,500	376,275,500
Common stock, shares outstanding	376,275,500	376,275,500	376,275,500	376,275,500